Note 19 - Leases - Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Minimum lease payments	$ 342	$ 532
Finance cost	(29)	(67)
Present value of lease liabilities	313	465	$ 239
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments	152	158
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Minimum lease payments	150	165
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Minimum lease payments	40	163
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Minimum lease payments	$ 0	$ 46